Revenues - Disaggregation of revenue (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) oz	Mar. 31, 2020 USD ($) oz	Dec. 31, 2020 USD ($) oz	Dec. 31, 2019 USD ($) oz
Disaggregation of Revenue [Line Items]
Revenues | $	$ 19,036	$ 11,146	$ 47,044	$ 13,709
Ounces Sold | oz
Gold sales
Disaggregation of Revenue [Line Items]
Revenues | $	$ 17,541	$ 10,348	$ 44,279	$ 12,803
Ounces Sold | oz	9,830	6,560	24,892	8,593
Silver sales
Disaggregation of Revenue [Line Items]
Revenues | $	$ 1,495	$ 798	$ 2,765	$ 906
Ounces Sold | oz	57,236	49,373	136,238	52,036